Stockholder's Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended
	Sep. 18, 2020	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Stock	Dec. 31, 2019 USD ($)	Mar. 31, 2020 $ / shares shares	Nov. 20, 2019 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common stock authorized to issue | shares					1,000	1,000
Common stock par value | $ / shares					$ 0.001	$ 0.001
Preferred stock authorized to issue | shares					1,000
Preferred stock par value | $ / shares					$ 0.001	$ 0.001
Number of classes of common stock outstanding | Stock			2
Purchase of non-controlling interests			$ 131,294	$ 107,188
Sale of partnership interests			$ 3,308	$ 110,753
Subsidiaries
Subsidiary, Sale of Stock [Line Items]
Purchase of non-controlling interests		$ 3,300
Sale of partnership interests		$ 3,300
Infrastructure Subsidiary
Subsidiary, Sale of Stock [Line Items]
Membership ownership percentage	51.00%
Infrastructure Subsidiary | Partnership [Member]
Subsidiary, Sale of Stock [Line Items]
Membership ownership percentage	49.00%